Basic and diluted earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Basic and diluted earnings per share
Schedule of basic and diluted earnings per share

	Year ended December 31
	2018	2017	2016
Net income (loss) attributable to Vale's stockholders:
Net income from continuing operations	6,952	6,313	5,211
Loss from discontinued operations	(92)	(806)	(1,229)
Net income	6,860	5,507	3,982
Thousands of shares
Weighted average number of shares outstanding - common shares	5,182,445	5,197,432	5,197,432
Basic and diluted earnings per share from continuing operations:
Common share (US$)	1.34	1.21	1.00
Basic and diluted loss per share from discontinued operations:
Common share (US$)	(0.02)	(0.16)	(0.23)
Basic and diluted earnings per share:
Common share (US$)	1.32	1.05	0.77